Borrowings - Schedule of Borrowings (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Unamortized debt discount and issuance costs	$ (178,928)	$ (183,416)	$ (34,878)
Total debt carrying value	5,821,072	5,816,584	6,238,122
Less: Current portion of long-term debt			281,984
Total long-term debt	$ 5,821,072	$ 5,816,584	5,956,138
Unsecured Debt [Member] | Point Seven Five Percent Senior Notes Due Two Thousand and Twenty Three [Member]
Debt Instrument [Line Items]
Debt issued as a percent of par value (as a percent)	99.322%	99.322%
Debt instrument, stated rate (as a percent)	0.75%	0.75%
Debt issued, amount	$ 1,000,000	$ 1,000,000	0
Unsecured Debt [Member] | One Point Two Zero Percent Senior Notes Due Two Thousand and Twenty Five [Member]
Debt Instrument [Line Items]
Debt issued as a percent of par value (as a percent)	98.875%	98.875%
Debt instrument, stated rate (as a percent)	1.20%	1.20%
Debt issued, amount	$ 1,000,000	$ 1,000,000	0
Unsecured Debt [Member] | One Point Seven Five Percent Senior Notes Due Two Thousand and Twenty Seven [Member]
Debt Instrument [Line Items]
Debt issued as a percent of par value (as a percent)	98.284%	98.284%
Debt instrument, stated rate (as a percent)	1.75%	1.75%
Debt issued, amount	$ 1,000,000	$ 1,000,000	0
Unsecured Debt [Member] | Two Point Two Zero Percent Senior Notes Due Two Thousand and Thirty [Member]
Debt Instrument [Line Items]
Debt issued as a percent of par value (as a percent)	97.76%	97.76%
Debt instrument, stated rate (as a percent)	2.20%	2.20%
Debt issued, amount	$ 1,000,000	$ 1,000,000	0
Unsecured Debt [Member] | Three Point Three Zero Percent Senior Notes Due Two Thousand and Forty [Member]
Debt Instrument [Line Items]
Debt issued as a percent of par value (as a percent)	95.556%	95.556%
Debt instrument, stated rate (as a percent)	3.30%	3.30%
Debt issued, amount	$ 1,000,000	$ 1,000,000	0
Unsecured Debt [Member] | Three Point Five Five Percent Senior Notes Due Two Thousand and Fifty [Member]
Debt Instrument [Line Items]
Debt issued as a percent of par value (as a percent)	95.306%	95.306%
Debt instrument, stated rate (as a percent)	3.55%	3.55%
Debt issued, amount	$ 1,000,000	$ 1,000,000	$ 0
Unsecured Debt [Member] | RPIFT Senior Secured Credit Facilities
Debt Instrument [Line Items]
Debt instrument, stated rate (as a percent)		0.00%
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche B-6
Debt Instrument [Line Items]
Basis spread on variable rate (percentage)			2.00%
Debt issued, amount			$ 4,123,000
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche A-4
Debt Instrument [Line Items]
Basis spread on variable rate (percentage)			1.50%
Debt issued, amount			$ 2,150,000